COMMITMENTS AND CONTINGENCIES (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
16. COMMITMENTS AND CONTINGENCIES
Claims have been filed against the Company and certain of its affiliates in various jurisdictions across the United States by persons alleging bodily injury as a result of exposure to asbestos-containing products. Further information and detail on these claims is described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017, in Note 19 therein, filed on February 26, 2018. During the first nine months of 2018, there were no material changes to the information described in the Form 10-K.
From time to time, the Company is involved in litigation related to claims arising out of the Company's operations in the ordinary course of business, including claims based on product liability, contracts, intellectual property, or other causes of action. Further information and detail on any potentially material litigation is as described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017, in Note 19 therein, filed on February 26, 2018. Except as described below, there have been no material changes to the information described in the Form 10-K.

On April 21, 2016, Siemens Industry, Inc. filed a lawsuit against the Company in federal district court in Delaware alleging that the Company has infringed seven patents owned by Siemens, all of which relate to Positive Train Control technology. On November 2, 2016, Siemens amended its complaint to add six additional patents they also claim are infringed by the Company’s Positive Train Control Products. The Company has filed Answers, and asserted counterclaims, in response to Siemens’ complaints. Additionally, after filings by the Company, the US Patent & Trademark Office has granted Inter-Parties Review proceedings on ten (10) of the patents asserted by Siemens to contest their validity; the hearings began in April 2018 and will continue through November 2018. As of October 24, 2018, the USPTO has issued a decision in only one of the IPR hearings, finding the Siemens patent claims at issue in that hearing to be invalid. Despite the pendency of the remaining IPR proceedings, a trial is scheduled for January 19, 2019 on Siemens’ infringement claims.

Wabtec’s counterclaims alleging that Siemens has violated three (3) of Wabtec’s patents have been severed from the initial case and are now a separate case pending in federal district court in Delaware. On August 1, 2018, Wabtec’s motion for a preliminary injunction against Siemens was denied after a hearing. On July 19, 2018, Siemens moved to amend its pleadings in this case to add new counterclaims alleging violations of federal antitrust and state trade practices laws; Siemens’ motion to amend was granted on October 3, 2018. Wabtec will file responsive pleadings and/or motions.

Xorail, Inc., a wholly owned subsidiary of the Company (“Xorail”), has received notices from Denver Transit Constructors (“Denver Transit”) alleging breach of contract related to the operating of constant warning wireless crossings, and late delivery of the Train Management & Dispatch System (“TMDS”) for the Denver Eagle P3 Project, which is owned by the Denver Regional Transit District ("RTD"). No damages have been asserted for the alleged late delivery of the TMDS, and no formal claim has been filed. Xorail is in the final stages of successfully implementing a recovery plan concerning the TMDS issues. With regard to the wireless crossing issue, as of September 8, 2017, Denver Transit alleged that total damages were $36.8 million through July 31, 2017 and are continuing to accumulate. The majority of the damages stems from a delay in approval of the wireless crossing system by the Federal Railway Administration ("FRA") and the Public Utility Commission ("PUC"), resulting in the use of flaggers at all of the crossings pending approval of the wireless crossing system and certification of the crossings. Denver Transit has alleged that the delay is due to Xorail's failure to achieve constant warning times for the crossings in accordance with the approval requirements imposed by the FRA and PUC. Xorail has denied Denver Transit's assertions, asserting that its system satisfied the contractual requirements. No formal claim has been filed against Xorail by Denver Transit. Xorail has worked with Denver Transit to modify its system to meet the FRA's and PUC's previously undefined approval requirements. On September 28, 2017, the FRA granted a five year approval of the modified wireless crossing system as currently implemented. On March 28, 2018, the PUC granted its approval of the modified wireless crossing system as currently implemented, consistent with the approval previously granted by the FRA. In August 2018, Denver Transit completed the process of certifying the crossings and eliminating the use of flaggers. On September 21, 2018, DTC filed a complaint against RTD in Colorado state court for breach of contract related to non-payments and the costs for the flaggers, asserting a change-in-law arising from the FRA/PUC’s new certification requirements. The complaint generally supports Xorail’s position and does not name or implicate Xorail.

On April 3, 2018, the United States Department of Justice entered into a proposed consent decree resolving allegations that the Company and Knorr-Bremse AG had maintained unlawful agreements not to compete for each other’s employees.  The allegations also related to Faiveley Transport before it was acquired by the Company in November 2016.  The proposed consent decree is pending review and approval by the U.S. District Court for the District of Columbia.  No monetary fines or penalties have been imposed on the Company.  The Company elected to settle this matter with the Department of Justice to avoid the cost and distraction of litigation. As of July 16, 2018, putative class action lawsuits have been filed in several different federal district courts naming the Company and Knorr as defendants in connection with the allegations contained in the proposed consent decree.  The lawsuits seek unspecified damages on behalf of employees of the Company (including Faiveley Transport) and Knorr allegedly caused by the defendants’ actions.  A federal Multi-District Litigation (MDL) Panel decided that cases will be consolidated and heard in the Western District of Pennsylvania. As of October 15, 2018, a total of at least 30 plaintiffs have filed class action claims relating to the alleged conspiracy. The litigation is in its very early stages and the Company does not believe that it has diminished competition for talent in the marketplace and intends to contest these claims vigorously.

19.   COMMITMENTS AND CONTINGENCIES

The Company is subject to a variety of environmental laws and regulations governing discharges to air and water, the handling, storage and disposal of hazardous or solid waste materials and the remediation of contamination associated with releases of hazardous substances. The Company believes its operations currently comply in all material respects with all of the various environmental laws and regulations applicable to our business; however, there can be no assurance that environmental requirements will not change in the future or that we will not incur significant costs to comply with such requirements.

Under terms of the purchase agreement and related documents for the 1990 Acquisition, American Standard, Inc., now known as Trane (“Trane”), has indemnified the Company for certain items including, among other things, certain environmental claims the Company asserted prior to 2000. If Trane was unable to honor or meet these indemnifications, the Company would be responsible for such items. In the opinion of Management, Trane currently has the ability to meet its indemnification obligations.

Claims have been filed against the Company and certain of its affiliates in various jurisdictions across the United States by persons alleging bodily injury as a result of exposure to asbestos-containing products. Most of these claims have been made against our wholly owned subsidiary, Railroad Friction Products Corporation (“RFPC”), and are based on a product sold by RFPC prior to the time that the Company acquired any interest in RFPC.

Most of these claims, including all of the RFPC claims, are submitted to insurance carriers for defense and indemnity or to non-affiliated companies that retain the liabilities for the asbestos-containing products at issue. We cannot, however, assure that all these claims will be fully covered by insurance or that the indemnitors or insurers will remain financially viable. Our ultimate legal and financial liability with respect to these claims, as is the case with other pending litigation, cannot be estimated.

It is management’s belief that the potential range of loss for asbestos-related bodily injury cases is not reasonably determinable at present due to a variety of factors, including: (1) the asbestos case settlement history of the Company’s wholly owned subsidiary, RFPC; (2) the unpredictable nature of personal injury litigation in general; and (3) the uncertainty of asbestos litigation in particular. Despite this uncertainty, and although the results of the Company’s operations and cash flows for any given period could be adversely affected by asbestos-related lawsuits, Management believes that the final resolution of the Company’s asbestos-related cases will not be material to the Company’s overall financial position, results of operations and cash flows. In general, this belief is based upon: (1) Wabtec’s and RFPC’s history of settlements and dismissals of asbestos-related cases to date; (2) the inability of many plaintiffs to establish any exposure or causal relationship to RFPC’s product; and (3) the inability of many plaintiffs to demonstrate any identifiable injury or compensable loss.

More specifically, as to RFPC, management’s belief that any losses due to asbestos-related cases would not be material is also based on the fact that RFPC owns insurance which provides coverage for asbestos-related bodily injury claims. To date, RFPC’s insurers have provided RFPC with defense and indemnity in these actions. The overall number of new claims being filed against RFPC has dropped significantly in recent years; however, these new claims, and all previously filed claims, may take a significant period of time to resolve. As to Wabtec and its divisions, Management’s belief that asbestos-related cases will not have a material impact is also based on its position that it has no legal liability for asbestos-related bodily injury claims, and that the former owners of Wabtec’s assets retained asbestos liabilities for the products at issue. To date, Wabtec has been able to successfully defend itself on this basis, including two arbitration decisions and a judicial opinion, all of which confirmed Wabtec’s position that it did not assume any asbestos liabilities from the former owners of certain Wabtec assets. Although Wabtec has incurred defense and administrative costs in connection with asbestos bodily injury actions, these costs have not been material, and the Company has no information that would suggest these costs would become material in the foreseeable future.

On April 21, 2016, Siemens Industry, Inc. filed a lawsuit against the Company in federal district court in Delaware alleging that the Company has infringed seven patents owned by Siemens, all of which relate to Positive Train Control technology. On November 2, 2016, Siemens amended its complaint to add six additional patents they also claim are infringed by the Company’s Positive Train Control Products. The Company has filed Answers, and asserted counterclaims, in response to Siemens’ complaints. The case is still in the preliminary stages, but the Company has begun filing for Inter-Parties Review proceedings before the U.S. Patent & Trademark Office seeking to invalidate the Siemens patents. Wabtec believes the claims are without merit and is vigorously defending itself.

Xorail, Inc., a wholly owned subsidiary of the Company (“Xorail”), has received notices from Denver Transit Constructors (“Denver Transit”) alleging breach of contract related to the operating of constant warning wireless crossings, and late delivery of the Train Management & Dispatch System (“TMDS”) for the Denver Eagle P3 Project, which is owned by the Denver Regional Transit District (“RTD”).  No damages have been asserted for the alleged late delivery of the TMDS, and Xorail is in the final stages of successfully implementing a recovery plan concerning the TMDS issues. With regard to the wireless crossings, as of September 8, 2017, Denver Transit alleged that total damages were $36.8 million through July 31, 2017, and are continuing to accumulate.  The crossings have not been certified for use without flaggers, which Denver Transit alleges is due to Xorail’s failure to achieve constant warning times satisfactory to the Federal Railway Administration (“FRA”) and the Public Utility Commission (“PUC”).  No claims have been filed by Denver Transit with regard to either issue. Xorail has denied Denver Transit’s assertions regarding the wireless crossings, and Denver Transit has also notified RTD that Denver Transit considers the new certification requirements imposed by FRA and/or PUC as a change in law, for which neither Denver Transit nor its subcontractors are liable.  Xorail has worked with Denver Transit to modify its system to meet the FRA’s and PUC’s  previously undefined, and evolving, certification requirements.  On September 28, 2017, the FRA granted a 5 year approval of the modified wireless crossing system as currently implemented; however, the PUC has not granted approval of the modified system and therefore the crossings are still not certified for use without flaggers.  Denver Transit and RTD are continuing to seek approval from PUC.  The Company does not believe that it has any liability with respect to the wireless crossing issue.

From time to time the Company is involved in litigation relating to claims arising out of its operations in the ordinary course of business. As of the date hereof, the Company is involved in no litigation that the Company believes will have a material adverse effect on its financial condition, results of operations or liquidity.